Finance income (expense)	12 Months Ended
Dec. 31, 2024
Finance income (expense)
Finance income (expense)

14. Finance income (expense)

During the years ended December 31, 2024, 2023 and 2022 the Company earned finance income (incurred finance expense) as follows:

Year ended December 31	2024	2023	2022
Interest income	$206	$75	$10
Remeasurement of royalty obligation	-	37	(169)
Accretion of acquisition payable	-	-	(44)
Bank charges and other interest	(31)	(27)	(26)
Finance expense from lease obligation	(10)	(20)	23
	$165	$65	$(206)

During the years ended December 31, 2024, 2023 and 2022, the Company received (paid) finance income (expense) as follows:

Year ended December 31	2024	2023	2022
Interest received	$206	$75	$10
Other interest, net and banking fees	(31)	(27)	(26)
	$175	$48	$(16)